UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23391
Capital Group Central Fund Series
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Capital Group Central Cash Fund
Class M
| CMQXX
for the six months ended April 30, 2025
This semi-annual shareholder report contains important information about Capital Group Central Cash Fund (the "fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the fund at
capitalgroup.com/CCF-M
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 1	0.00% 2,3
1
Amount less than $1.
2
Amount less than 0.01%
3
Annualized.
Key fund statistics
Fund net assets (in millions)	$ 141,320
Total number of portfolio holdings	175
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	46.82%
Federal agency bills & notes	31.63%
Repurchase agreements	16.03%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	6.51%
Other assets less liabilities	(0.99	) %
Total	100.00%
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFMXSRX-129-0625 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group Central Cash Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended April 30, 2025
Lit. No. MFGEFP2-129-0625 © 2025 Capital Group. All rights reserved.

Investment portfolio April 30, 2025unaudited

Short-term securities 94.48%		Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury bills 46.82%
	U.S. Treasury 5/1/2025	4.136%	USD2,243,600	$2,243,600
	U.S. Treasury 5/6/2025	3.925	3,390,000	3,388,026
	U.S. Treasury 5/8/2025	4.098	3,907,500	3,904,311
	U.S. Treasury 5/13/2025	3.920	4,469,700	4,463,444
	U.S. Treasury 5/15/2025	2.211	4,991,800	4,983,632
	U.S. Treasury 5/20/2025	3.977	6,320,050	6,305,940
	U.S. Treasury 5/22/2025	4.151	4,265,000	4,254,464
	U.S. Treasury 5/27/2025	4.046	4,179,950	4,167,203
	U.S. Treasury 5/29/2025	4.089	3,699,800	3,687,671
	U.S. Treasury 6/3/2025	4.143	1,881,000	1,873,726
	U.S. Treasury 6/5/2025	4.114	3,578,100	3,563,394
	U.S. Treasury 6/10/2025	4.017	2,553,000	2,541,056
	U.S. Treasury 6/12/2025	4.040	2,198,000	2,187,159
	U.S. Treasury 6/17/2025	4.024	3,410,050	3,391,273
	U.S. Treasury 6/20/2025	4.160	2,363,450	2,349,606
	U.S. Treasury 6/24/2025	4.046	3,440,470	3,418,681
	U.S. Treasury 6/26/2025	4.089	2,285,400	2,270,353
	U.S. Treasury 7/1/2025	4.196	375,000	372,339
	U.S. Treasury 7/3/2025	4.182	1,798,500	1,785,305
	U.S. Treasury 7/8/2025	4.200	1,135,000	1,126,038
	U.S. Treasury 7/10/2025	4.204	570,000	565,359
	U.S. Treasury 9/4/2025	4.076	250,000	246,386
	U.S. Treasury 9/11/2025	4.019	470,000	462,866
	U.S. Treasury 10/2/2025	4.060	451,950	444,067
	U.S. Treasury 10/16/2025	4.046	737,000	723,071
	U.S. Treasury 10/23/2025	4.015	1,480,000	1,450,880
				66,169,850

Federal agency bills & notes 31.63%
Discount bills & notes 26.63%
	Fannie Mae 5/2/2025	4.220	725,000	724,916
	Federal Farm Credit Banks 5/5/2025	4.230	53,000	52,975
	Federal Farm Credit Banks 5/14/2025	4.200	75,000	74,886
	Federal Farm Credit Banks 5/15/2025	4.220	100,000	99,837
	Federal Farm Credit Banks 5/16/2025	4.150	65,000	64,886
	Federal Farm Credit Banks 5/28/2025	4.220	25,600	25,519
	Federal Farm Credit Banks 5/30/2025	4.230	30,000	29,898
	Federal Farm Credit Banks 6/3/2025	4.240	150,000	149,424
	Federal Farm Credit Banks 6/5/2025	4.200	132,950	132,408
	Federal Farm Credit Banks 6/13/2025	4.220	111,500	110,941
	Federal Farm Credit Banks 6/17/2025	4.160	25,000	24,863
	Federal Farm Credit Banks 6/18/2025	4.180	24,900	24,761
	Federal Farm Credit Banks 7/1/2025	4.200	40,000	39,715
	Federal Farm Credit Banks 7/3/2025	4.170	35,000	34,743
	Federal Farm Credit Banks 7/24/2025	4.210	10,000	9,903
	Federal Farm Credit Banks 8/12/2025	4.190	17,100	16,893
	Federal Farm Credit Banks 9/17/2025	4.110	55,000	54,129
	Federal Home Loan Bank 5/2/2025	4.220	556,450	556,385
	Federal Home Loan Bank 5/5/2025	4.133	140,000	139,935
	Federal Home Loan Bank 5/7/2025	4.174	905,250	904,616
	Federal Home Loan Bank 5/9/2025	4.185	1,058,973	1,057,984
	Federal Home Loan Bank 5/12/2025	4.163	450,000	449,422
	Federal Home Loan Bank 5/13/2025	4.240	11,400	11,384
	Federal Home Loan Bank 5/14/2025	4.187	516,000	515,217
	Federal Home Loan Bank 5/15/2025	4.220	172,950	172,667
	Federal Home Loan Bank 5/16/2025	4.219	1,213,546	1,211,419
	Federal Home Loan Bank 5/19/2025	4.220	75,000	74,842
	Federal Home Loan Bank 5/21/2025	4.218	1,832,832	1,828,547
	Federal Home Loan Bank 5/23/2025	4.207	1,230,000	1,226,837
	Federal Home Loan Bank 5/28/2025	4.214	1,276,736	1,272,709

1	Capital Group Central Cash Fund

Short-term securities (continued)		Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Discount bills & notes (continued)
	Federal Home Loan Bank 5/29/2025	4.203%	USD150,000	$149,509
	Federal Home Loan Bank 5/30/2025	4.207	310,100	309,050
	Federal Home Loan Bank 6/2/2025	4.204	480,000	478,212
	Federal Home Loan Bank 6/4/2025	4.220	1,457,299	1,451,532
	Federal Home Loan Bank 6/5/2025	4.214	408,400	406,735
	Federal Home Loan Bank 6/6/2025	4.189	463,500	461,557
	Federal Home Loan Bank 6/9/2025	3.854	100,000	99,546
	Federal Home Loan Bank 6/10/2025	4.235	119,675	119,117
	Federal Home Loan Bank 6/11/2025	4.190	1,839,680	1,830,892
	Federal Home Loan Bank 6/12/2025	4.160	300,000	298,532
	Federal Home Loan Bank 6/13/2025	4.216	1,527,700	1,520,047
	Federal Home Loan Bank 6/16/2025	4.156	131,500	130,795
	Federal Home Loan Bank 6/17/2025	4.119	80,000	79,562
	Federal Home Loan Bank 6/18/2025	4.212	515,735	512,849
	Federal Home Loan Bank 6/20/2025	4.198	933,800	928,355
	Federal Home Loan Bank 6/23/2025	4.220	500,000	496,910
	Federal Home Loan Bank 6/24/2025	4.220	250,000	248,426
	Federal Home Loan Bank 6/25/2025	4.170	727,000	722,335
	Federal Home Loan Bank 6/26/2025	4.200	168,400	167,300
	Federal Home Loan Bank 6/27/2025	4.148	1,069,700	1,062,586
	Federal Home Loan Bank 6/30/2025	4.163	150,000	148,950
	Federal Home Loan Bank 7/2/2025	4.184	903,959	897,420
	Federal Home Loan Bank 7/7/2025	4.190	400,000	396,878
	Federal Home Loan Bank 7/9/2025	4.187	1,806,500	1,791,977
	Federal Home Loan Bank 7/10/2025	4.215	188,000	186,469
	Federal Home Loan Bank 7/11/2025	4.167	1,613,213	1,599,887
	Federal Home Loan Bank 7/14/2025	4.215	180,000	178,450
	Federal Home Loan Bank 7/15/2025	4.210	150,000	148,693
	Federal Home Loan Bank 7/16/2025	4.185	658,500	652,686
	Federal Home Loan Bank 7/17/2025	4.196	275,000	272,540
	Federal Home Loan Bank 7/18/2025	4.140	404,000	400,339
	Federal Home Loan Bank 7/21/2025	4.163	555,000	549,785
	Federal Home Loan Bank 7/22/2025	4.157	400,000	396,195
	Federal Home Loan Bank 7/23/2025	4.175	1,197,900	1,186,366
	Federal Home Loan Bank 7/25/2025	4.178	1,336,100	1,322,944
	Federal Home Loan Bank 7/30/2025	4.159	672,981	665,973
	Federal Home Loan Bank 7/31/2025	4.189	509,200	503,839
	Federal Home Loan Bank 8/1/2025	4.147	500,000	494,678
	Federal Home Loan Bank 8/4/2025	4.163	400,000	395,611
	Federal Home Loan Bank 8/5/2025	4.143	250,000	247,228
	Federal Home Loan Bank 8/7/2025	4.144	25,000	24,717
	Federal Home Loan Bank 8/8/2025	4.136	500,500	494,777
	Federal Home Loan Bank 8/15/2025	4.146	150,000	148,170
	Federal Home Loan Bank 8/19/2025	4.170	200,000	197,473
	Federal Home Loan Bank 8/21/2025	4.170	151,800	149,847
	Federal Home Loan Bank 8/22/2025	4.180	16,000	15,792
	Federal Home Loan Bank 9/9/2025	4.100	235,600	232,078
	Federal Home Loan Mortgage Corp. 5/5/2025	4.173	110,000	109,949
	Federal Home Loan Mortgage Corp. 5/7/2025	4.225	200,000	199,860
	Federal Home Loan Mortgage Corp. 5/19/2025	4.220	58,331	58,208
	Federal Home Loan Mortgage Corp. 5/21/2025	4.120	423,437	422,447
	Federal Home Loan Mortgage Corp. 5/27/2025	4.153	70,000	69,787
	Federal Home Loan Mortgage Corp. 6/12/2025	4.155	61,230	60,930
	Federal Home Loan Mortgage Corp. 6/18/2025	3.988	71,015	70,618
	Federal Home Loan Mortgage Corp. 7/3/2025	4.110	71,208	70,685
	Federal Home Loan Mortgage Corp. 7/17/2025	4.085	52,702	52,231
	Federal Home Loan Mortgage Corp. 7/30/2025	3.991	94,829	93,842
	Tennessee Valley Authority 5/21/2025	4.250	155,000	154,634
				37,629,461

Capital Group Central Cash Fund	2

Short-term securities (continued)		Coupon rate	Principal amount (000)	Value (000)
Interest bearing bills & notes 5.00%
	Federal Farm Credit Banks (USD-SOFR + 0%) 8/20/2025[1]	4.360%	USD62,000	$61,998
	Federal Farm Credit Banks (USD-SOFR + 0.01%) 5/22/2025[1]	4.370	35,000	34,998
	Federal Farm Credit Banks (USD-SOFR + 0.015%) 5/12/2025[1]	4.375	120,000	119,988
	Federal Farm Credit Banks (USD-SOFR + 0.02%) 5/2/2025[1]	4.380	25,000	25,000
	Federal Home Loan Bank (USD-SOFR + 0%) 6/26/2025[1]	4.360	100,000	99,990
	Federal Home Loan Bank (USD-SOFR + 0%) 7/1/2025[1]	4.360	150,000	149,985
	Federal Home Loan Bank (USD-SOFR + 0%) 7/2/2025[1]	4.360	150,000	149,980
	Federal Home Loan Bank (USD-SOFR + 0%) 7/7/2025[1]	4.360	150,000	149,985
	Federal Home Loan Bank (USD-SOFR + 0%) 8/22/2025[1]	0.000	225,000	225,018
	Federal Home Loan Bank (USD-SOFR + 0%) 9/18/2025[1]	4.360	225,000	224,925
	Federal Home Loan Bank (USD-SOFR + 0%) 9/29/2025[1]	4.360	75,000	74,980
	Federal Home Loan Bank (USD-SOFR + 0%) 10/14/2025[1]	4.360	150,000	150,035
	Federal Home Loan Bank (USD-SOFR + 0%) 12/11/2025[1]	4.360	150,000	150,024
	Federal Home Loan Bank (USD-SOFR + 0%) 12/17/2025[1]	4.360	187,500	187,519
	Federal Home Loan Bank (USD-SOFR + 0.005%) 7/14/2025[1]	4.365	225,000	224,980
	Federal Home Loan Bank (USD-SOFR + 0.005%) 8/7/2025[1]	4.365	225,000	224,950
	Federal Home Loan Bank (USD-SOFR + 0.005%) 8/7/2025[1]	4.365	175,000	174,970
	Federal Home Loan Bank (USD-SOFR + 0.005%) 8/12/2025[1]	4.365	220,000	219,942
	Federal Home Loan Bank (USD-SOFR + 0.005%) 10/21/2025[1]	4.365	300,000	299,887
	Federal Home Loan Bank (USD-SOFR + 0.005%) 11/12/2025[1]	4.365	150,000	150,032
	Federal Home Loan Bank (USD-SOFR + 0.01%) 7/28/2025[1]	4.370	50,000	49,995
	Federal Home Loan Bank (USD-SOFR + 0.01%) 8/11/2025[1]	4.370	225,000	225,010
	Federal Home Loan Bank (USD-SOFR + 0.01%) 10/14/2025[1]	4.370	150,000	150,022
	Federal Home Loan Bank (USD-SOFR + 0.015%) 5/1/2025[1]	4.375	120,000	120,000
	Federal Home Loan Bank (USD-SOFR + 0.015%) 5/2/2025[1]	4.375	200,000	199,999
	Federal Home Loan Bank (USD-SOFR + 0.015%) 5/5/2025[1]	4.375	240,000	239,998
	Federal Home Loan Bank (USD-SOFR + 0.015%) 5/9/2025[1]	4.375	240,000	239,996
	Federal Home Loan Bank (USD-SOFR + 0.015%) 9/10/2025[1]	4.375	150,000	149,965
	Federal Home Loan Bank (USD-SOFR + 0.015%) 9/16/2025[1]	4.375	225,000	225,020
	Federal Home Loan Bank (USD-SOFR + 0.015%) 9/30/2025[1]	4.375	100,000	99,963
	Federal Home Loan Bank (USD-SOFR + 0.02%) 6/23/2025[1]	4.380	200,000	199,986
	Federal Home Loan Bank (USD-SOFR + 0.02%) 10/10/2025[1]	4.380	50,000	49,987
	Federal Home Loan Bank (USD-SOFR + 0.02%) 10/17/2025[1]	4.380	375,000	375,058
	Federal Home Loan Bank (USD-SOFR + 0.02%) 10/30/2025[1]	4.380	100,000	99,975
	Federal Home Loan Bank (USD-SOFR + 0.025%) 7/7/2025[1]	4.385	200,000	199,989
	Federal Home Loan Bank (USD-SOFR + 0.025%) 7/18/2025[1]	4.385	160,000	159,993
	Federal Home Loan Bank (USD-SOFR + 0.035%) 5/19/2025[1]	4.395	120,000	119,996
	Federal Home Loan Bank (USD-SOFR + 0.035%) 5/20/2025[1]	4.395	280,000	279,991
	Federal Home Loan Bank (USD-SOFR + 0.04%) 6/18/2025[1]	4.400	240,000	239,990
	Federal Home Loan Bank (USD-SOFR + 0.50%) 8/4/2025[1]	4.365	225,000	225,005
	Federal Home Loan Bank (USD-SOFR + 1.00%) 9/4/2025[1]	4.370	25,000	24,994
	Federal Home Loan Bank (USD-SOFR + 1.00%) 9/5/2025[1]	4.370	175,000	174,958
	Federal Home Loan Bank (USD-SOFR + 1.50%) 5/2/2025[1]	4.375	125,000	125,000
				7,074,076
	Total federal agency bills & notes			44,703,537

Repurchase agreements 16.03%
	Overnight repurchase agreements*		22,650,000	22,650,000
	Total short-term securities (cost: $133,522,664,000)			133,523,387

3	Capital Group Central Cash Fund

Bonds, notes & other debt instruments 6.51%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 6.51%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.17%) 4.441% 10/31/2025[1]	USD1,525,000	$1,525,312
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.245%) 4.516% 1/31/2026[1]	1,575,000	1,576,177
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.15%) 4.421% 4/30/2026[1]	1,401,300	1,401,039
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.182%) 4.453% 7/31/2026[1]	1,562,000	1,562,206
U.S. Treasury 4.476% 10/31/2026[1]	1,785,000	1,785,764
U.S. Treasury 4.369% 1/31/2027[1]	1,350,000	1,348,764
Total bonds, notes & other debt instruments (cost: $9,201,491,000)		9,199,262
Total investment securities 100.99% (cost: $142,724,155,000)		142,722,649
Other assets less liabilities (0.99)%		(1,402,805)
Net assets 100.00%		$141,319,844
*Repurchase agreements

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	4.35%	4/30/2025	5/1/2025	U.S. Treasury 0.625%-4.875% 2025-2035	$714,000	$700,000	$700,085
BNP Paribas	4.36	4/30/2025	5/1/2025	U.S. Treasury 0.125%-5.375% 2025-2031	1,836,000	1,800,000	1,800,218
BofA Securities	4.37	4/30/2025	5/1/2025	U.S. Treasury 0%-4.625% 2025-2032	2,295,000	2,250,000	2,250,273
Canadian Imperial Bank of Commerce	4.36	4/30/2025	5/1/2025	U.S. Treasury 0%-4.875% 2025-2035	1,377,000	1,350,000	1,350,164
JPMorgan Securities	4.37	4/30/2025	5/1/2025	U.S. Treasury 0.125%-4.375% 2027-2027	1,938,000	1,900,000	1,900,231
Mizuho Securities	4.36	4/30/2025	5/1/2025	U.S. Treasury 0.625%-4.875% 2026-2030	1,122,000	1,100,000	1,100,133
New York Federal Reserve	4.25	4/30/2025	5/1/2025	U.S. Treasury 0.625%-2.375% 2029-2041	8,300,980	8,300,000	8,300,980
RBC Dominion Securities	4.35	4/30/2025	5/1/2025	U.S. Treasury 0%-4.875% 2025-2033	1,734,000	1,700,000	1,700,205
Royal Bank of Canada	4.36	4/30/2025	5/1/2025	U.S. Treasury 0.625%-4.25% 2026-2033	255,000	250,000	250,030
Societe Generale Bank	4.36	4/30/2025	5/1/2025	U.S. Treasury 0.375%-4.875% 2026-2033	2,346,000	2,300,000	2,300,278
TD Securities	4.36	4/30/2025	5/1/2025	U.S. Treasury 0%-3.75% 2025-2027	408,000	400,000	400,048
Wells Fargo Securities	4.37	4/30/2025	5/1/2025	U.S. Treasury 0.50%-6.75% 2025-2034	612,000	600,000	600,073
					$22,937,980	$22,650,000	$22,652,718

[1]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviation(s)
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

Capital Group Central Cash Fund	4

Financial statements
Statement of assets and liabilities at April 30, 2025unaudited

(dollars in thousands)
Assets:
Investment securities in unaffiliated issuers, at value (cost: $120,074,155)		$120,072,649
Repurchase agreements (cost: $22,650,000)		22,650,000
Cash		6,286,881
Receivables for:
Sales of fund’s shares	$2,421,379
Interest	41,091	2,462,470
		151,472,000
Liabilities:
Payables for:
Purchases of investments	1,422,942
Repurchases of fund’s shares	8,726,219
Dividends on fund’s shares	2,560
Trustees’ deferred compensation	369
Other	66	10,152,156
Net assets at April 30, 2025		$141,319,844
Net assets consist of:
Capital paid in on shares of beneficial interest		$141,320,941
Total distributable earnings (accumulated loss)		(1,097)
Net assets at April 30, 2025		$141,319,844

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,413,297 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class M	$141,319,844	1,413,297	$99.99

Refer to the notes to financial statements.

5	Capital Group Central Cash Fund

Financial statements (continued)
Statement of operations for the six months ended April 30, 2025unaudited

(dollars in thousands)
Investment income:
Income:
Interest		$2,510,786
Fees and expenses:
Reports to shareholders	$2
Registration statement and prospectus	1
Trustees’ compensation	91
Auditing and legal	37
Custodian	471
Other	12	614
Net investment income		2,510,172
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on investments		975
Net unrealized appreciation (depreciation) on investments		(10,282)
Net realized gain (loss) and unrealized appreciation (depreciation):		(9,307)
Net increase (decrease) in net assets resulting from operations		$2,500,865
Statements of changes in net assets

(dollars in thousands)
	Six months ended April 30,	Year ended October 31,
	2025*	2024

Operations:
Net investment income	$2,510,172	$7,225,569
Net realized gain (loss)	975	—
Net unrealized appreciation (depreciation)	(10,282)	13,250
Net increase (decrease) in net assets resulting from operations	2,500,865	7,238,819
Distributions paid or accrued to shareholders	(2,509,470)	(7,231,970)
Net capital share transactions	26,828,157	(30,503,424)
Total increase (decrease) in net assets	26,819,552	(30,496,575)
Net assets:
Beginning of period	114,500,292	144,996,867
End of period	$141,319,844	$114,500,292
*
Unaudited.
Refer to the notes to financial statements.

Capital Group Central Cash Fund	6

Notes to financial statementsunaudited
1. Organization

Capital Group Central Fund Series (the ”trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, Capital Group Central Cash Fund (the “fund”). The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.
The fund manages cash balances for Capital Group and other funds, investment vehicles and accounts advised by Capital Group affiliates, and is not available to the public. The fund is a government money market fund with a floating net asset value.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The fund’s net asset value will vary as a result of changes in the value of the securities in which the fund invests.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

7	Capital Group Central Cash Fund

Fixed income securities are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more inputs that may include, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. However, certain short-term securities, such as repurchase agreements and daily variable rate notes, are generally valued at par.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of April 30, 2025, all of the fund’s investment securities were classified as Level 2.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and interest rate and commodity price fluctuations.

Capital Group Central Cash Fund	8

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.
5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.

9	Capital Group Central Cash Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended April 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$2,315
Capital loss carryforward*	(931)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of April 30, 2025, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$2,843
Gross unrealized depreciation on investments	(4,348)
Net unrealized appreciation (depreciation) on investments	(1,505)
Cost of investments	142,724,155
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended April 30,	Year ended October 31,
Share class	2025	2024
Class M	$2,509,470	$7,231,970

Capital Group Central Cash Fund	10

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping and transaction processing.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the fund. Trustees’ compensation of $91,000 in the fund’s statement of operations reflects $83,000 in current fees (either paid in cash or deferred) and a net increase of $8,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2025.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2025
Class M	$267,184,778	2,671,716	$2,496,924	24,967	$(242,853,545)	(2,428,342)	$26,828,157	268,341

Year ended October 31, 2024
Class M	$396,210,750	3,961,883	$7,186,005	71,859	$(433,900,179)	(4,338,752)	$(30,503,424)	(305,010)

11	Capital Group Central Cash Fund

Financial highlights

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets

Class M:
4/30/2025[2,3]	$100.00	$2.21	$(.01 )	$2.20	$(2.21)	$99.99	2.22%[4]	$141,320	— %[5,6]	4.46%[6]
10/31/2024	100.00	5.35	—	5.35	(5.35)	100.00	5.48	114,500	— [5]	5.35
10/31/2023	99.98	4.82	.05	4.87	(4.85)	100.00	4.98	144,997	— [5]	4.82
10/31/2022	100.00	1.21	(.21 )	1.00	(1.02)	99.98	1.01	184,777	— [5]	1.21
10/31/2021	100.01	.08	(.01 )	.07	(.08 )	100.00	.06	112,467	— [5]	.08
10/31/2020	100.01	.77	.06	.83	(.83 )	100.01	.83	120,503	— [5]	.77

[1]	Based on average shares outstanding.
[2]	Based on operations for a period that is less than a full year.
[3]	Unaudited.
[4]	Not annualized.
[5]	Amount less than .01%.
[6]	Annualized.
Refer to the notes to financial statements.

Capital Group Central Cash Fund	12

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

13	Capital Group Central Cash Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee noted that the fund is a centralized cash management vehicle for other funds advised by CRMC and its affiliates, and as such the fund does not pay an advisory fee. They considered the limited other expenses borne by the fund and concluded that those expenses were fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for amounts paid by the fund.
4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the American Funds, and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of other amounts paid by the fund.

Capital Group Central Cash Fund	14

5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the fund, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered CRMC’s sharing of potential economies of scale, or efficiencies, through costs voluntarily absorbed. The board and the committee concluded that the fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

15	Capital Group Central Cash Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Central Fund Series

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: July 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: July 07, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: July 07, 2025